ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 0	$ 6,457	$ 9,088		$ 12,975
Charged to Expense	530	1,285	2,455		5,699
Deductions	(2) [1]	(2,967) [1]	(5,086)	[1]	(9,586)	[1]
Ending Balance	$ 528	$ 4,775	$ 6,457		$ 9,088

[1]	Accounts receivable written-off as uncollectible, net of recoveries.